Form N-1A
                       Securities and Exchange Commission
                             Washington, D.C. 20549
                                    Form N-1A

Registration Statement Under the Securities Act of 1933                      [ ]

         Pre-Effective Amendment No. 2                                       [x]

         Post-Effective Amendment No.                                        [ ]

                  and/or

Registration Statement Under the Investment Company Act of 1940              [ ]

         Amendment No. 2                                                     [x]

                        (Check appropriate box or boxes.)

          Empirical Investment Funds - File Nos. 333-40397 and 811-8493
               (Exact Name of Registrant as Specified in Charter)

  Empirical Investment Funds, 1521 Alton Road, Suite 364, Miami Beach, FL 33139
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (305) 535-1006

      Kaye Anderson-Kerr, 1521 Alton Road, Suite 364, Miami Beach, FL 33139
                     (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.,
             3500 Carew Tower, 441 Vine Street, Cincinnati, OH 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

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         [ ] Immediately  upon filing  pursuant to paragraph  (b)
         [ ] on (date) pursuant  to  paragraph  (b)
         [ ] 60  days  after  filing  pursuant  to paragraph (a)(i)
         [ ] on (date) pursuant to paragraph (a)(i) of rule 485
         [ ] 75 days after filing pursuant to paragraph  (a)(ii) of Rule 485
         [ ] on (date) pursuant to paragraph (a)(i) of Rule 485

Pursuant to Rule 24f-2, the Registrant hereby declares that an indefinite number and amount of its securities are being registered by this Registration Statement.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares.

         Omit from the facing sheet reference to the other Act if the Registration Statement or amendment is filed under only one of the Acts. Include the "Approximate Date of Proposed Public Offering" and "Title of Securities Being Registered" only where securities are being registered under the Securities Act of 1933.

         The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a) may determine.
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                           EMPIRICAL INVESTMENT FUNDS
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                            FOR EMPIRICAL GROWTH FUND

ITEM                           SECTION IN THE PROSPECTUS

1..............................Cover Page
2..............................Summary of Fund Expenses
3..............................Investment Performance
4..............................Fund Organization, Objective and Policies,
                               Management of the Fund, Fundamental Policies
5..............................Summary of Fund Expenses, Management of the Fund,
                               Investment Adviser, Transfer Agent
5A.............................None
6..............................Cover Page, Dividends, Distributions and Tax
                               Status, Shareholder Rights
7..............................Cover Page, How to Purchase Shares, Share
                               Valuation
8..............................How to Redeem Shares
9..............................None
13.............................Objective and Policies
19.............................Share Valuation

                               SECTION IN STATEMENT OF ADDITIONAL
ITEM                           INFORMATION

10.............................Cover Page
11.............................Table of Contents
12.............................None
13.............................Additional Information About Fund Investments and
                               Risk Considerations, Investment Limitations,
                               Management of the Fund
14.............................Trustees and Officers, Management of the Fund
15.............................None
16.............................Investment Adviser, Transfer Agent, Custodian,
                               Independent Accountants and Financial Statements
17.............................Portfolio Transactions and Brokerage
18.............................Capital Stock
19.............................None
20.............................None
21.............................Distributor
22.............................Investment Performance
23.............................Independent Accountants and Financial Statements
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                              EMPIRICAL GROWTH FUND

PROSPECTUS                                                 _______________, 1998

                            1521 Alton Rd., Suite 364
                           Miami Beach, Florida 33139

               For Information, Shareholder Services and Requests:
                                 (800) ___-____

The Empirical Growth Fund (the "Fund") is a diversified series of Empirical Investment Funds, (the "Trust") a no-load, open-end, management investment company. The Empirical Growth Fund's investment objective is to achieve superior risk-adjusted capital appreciation on long term investment dollars.

The Fund is "no-load," which means that investors incur no sales charges, commissions or deferred sales charges on the purchase or redemption of their shares.









This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference.

A Statement of Additional Information dated ________, 1988 has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference, and can be obtained without charge by calling the Fund at the phone number listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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SUMMARY OF FUND EXPENSES

The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. In addition, the Fund does not have a 12b-1 Plan. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest and extraordinary expenses. The fund pays its organizational expenses.

Shareholder Transaction Expenses
Sales Load Imposed on Purchases.............................................NONE
Sales Load Imposed on Reinvested Dividends..................................NONE
Deferred Sales Load.........................................................NONE
Redemption Fees1............................................................NONE
Exchange Fees...............................................................NONE

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Annual Fund Operating Expenses (as a percentage of average net assets)2
Management Fees............................................................1.70%
12b-1 Charges..............................................................0.00%
Other Expenses.............................................................0.25%
Total Fund Operating Expenses..............................................1.95%

1 The  Fund's  Custodian  imposes  a $13  charge  for  wire  redemptions.
2 The Adviser's fee is equal to 1.95% of the Fund's average daily net assets up to and including $200 million, minus the amount by which the Fund's total expenses (including organizational expenses, but excluding brokerage, taxes, interest and extraordinary expenses) exceeds 1.95 %. This means that the Fund's total operating expenses will be 1.95%. Because other expenses are estimated to be 0.25%, the management fee is estimated to be 1.70%.

Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                   1 Year   3 Years
                                   ------   -------
                                    $ 20      $ 61

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FUND ORGANIZATION

The Empirical Growth Fund ("Fund") was organized as a series of Empirical Investment Funds (the "Trust") on September 29, 1997. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment adviser to the Fund is Worldwide Financial Management Associates, Inc. (the "Adviser").

OBJECTIVE AND POLICIES

Empirical Growth Fund seeks to achieve superior risk-adjusted capital appreciation on long term investment dollars. It is expected that the Fund will generate current income in addition to long term capital appreciation. The Fund is intended to be a core equity portfolio designed for investors with a long term wealth-building horizon.

The Fund seeks to accomplish its objective by creating a portfolio with significantly less risk relative to other growth funds or investment strategies. Exposure to risk could jeopardize and increase the level of erosion of the Fund's assets with no guarantee of higher returns. Although risk-adjusted returns tend to be more stable than raw returns, there is no guarantee that funds that have done well in the past will continue to do well in the future. A certain amount of risk is inherent with any investment strategy (see "Risk Factors").

The Fund will attempt to maintain a lower level of risk than other growth funds. The Adviser seeks to achieve this by monitoring and decreasing the Fund's exposure to risks that are associated with the market (also known as a sensitivity to market movements), particular industries and particular companies. The Adviser may consider a number of factors in making its investment decisions, including a company's relative price volatility, price to earnings ratio, return on equity, return on assets, inventory turnover and cash flow levels, financial leverage, stability of management and other factors which the Adviser deems helpful in assessing risk. The Adviser seeks to further limit risk by diversifying the Fund's investments across a broad range of industries and companies.

The Adviser employs a bottom-up stock selection process that is based on intensive fundamental and technical research. While the Fund may invest in companies of any size, it will emphasize medium capitalized companies. These companies may include those that can sustain above average and consistent
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earnings  growth as well as  companies  that the  Adviser  believes  have new or innovative products, services or processes which can enhance prospects for growth in future earnings. The Fund's strategy does not preclude investment in large, seasoned companies which, in the judgment of the Adviser, possess superior potential returns similar to companies with formative growth profiles.

Under normal market conditions, the Fund expects to invest approximately 75% of its net assets in equity securities, such as common stocks (including American Depository Receipts) and securities that are convertible into common stocks. For liquidity, diversity and flexibility, the Fund may invest the remainder of its net assets in real estate investment trusts, short-term to intermediate-term corporate and U.S. Government debt securities, cash, and money market instruments. For temporary defensive purposes, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load registered investment companies or U.S. government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to duplicative management fees.

The Fund has chosen not to invest in illiquid securities such as restricted issues. For liquidity purposes, the Adviser will monitor the number of shares traded for each issue to ensure that, if need be, a market would be available in which it could sell out of the position in a timely fashion.

As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. It should be noted that the Adviser has not previously managed assets organized as a mutual fund and the Fund has no operating history. In addition, Kaye Anderson-Kerr, the Fund's portfolio manager, is the sole employee of the Adviser and, as a result, the success of the Fund is entirely dependent on her. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained.

Types of securities in which the Fund may invest. In pursuit of its objectives and policies, the Fund may employ one or more of the following investment strategies in order to enhance investment results (See "Risk Factors"):

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Common stocks.  Common stocks are ownership shares and represent a proportionate interest in the issuing companies. They are sold initially by the corporation to raise cash for business purposes and then traded among investors. Therefore, the Fund participates in the success or failure of any company in which it holds common stock.

Convertible Securities. Convertibility refers to the ability of the holder of the security to exchange it for another security, usually debt exchanged for equity. The Fund may invest in convertible securities (bonds, notes, preferred stock and other securities convertible into common stocks) which may offer higher income than the common stocks into which they are convertible. The convertible securities which the Fund may invest include bonds, preferred stock, and warrants which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both nonconvertible debt securities and equity securities.

Repurchase Agreements. As a means of earning income for periods as short as overnight the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase them at a mutually agreed upon time and price.

Real estate investment trusts ("REITs"). REITs were created to give larger numbers of Americans a means of investing in real estate projects that previously were accessible to only the wealthy. REITs are designed to pass through all income of the real estate properties and other assets managed by the REIT to investors. Many REITs are common stocks.

American Depositary Receipts. The fund may also purchase U.S. denominated American Depositary Receipts ("ADRs") for foreign securities, which are traded in the U.S. on national securities exchanges or over-the-counter and are issued by domestic banks.

Risk Factors. Risks associated with the Fund's performance will be those due to broad market declines as well as business risks from difficulties which may occur to particular companies while in the Fund's portfolio. As is true of almost all securities, it must be realized that there can be no assurance that the Fund will obtain its ongoing objective of superior risk-adjusted capital appreciation. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time. (See the Statement of Additional Information for more information.)

Common Stocks. The market values of common stocks can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Despite the risk of price volatility, however, common stocks have traditionally offered the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Convertible Securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stocks. Convertible securities entail less credit risk than the issuer's common stock.

Real estate investment trusts ("REITs"). Because the success of a REIT depends on its management's ability to select potentially profitable assets and to manage them well, the investment objective may or may not be reached. A risk associated with certain mortgage-backed securities is the possibility that the underlying borrowers will repay the mortgages faster than expected, thereby depriving investors of the interest income they could have earned over a longer repayment schedule.

American Depositary Receipts. While ADRs are not considered to be foreign securities, they do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs the Fund avoids currency risks during the settlement period. Also, generally the information available on ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded; these standards are more uniform and more exacting than those to which many foreign issuers may be subject.

Portfolio Turnover Policy. The Fund will attempt to avoid incurring high transaction costs (which can diminish assets and returns) by implementing a long term investment strategy. Although the Fund generally seeks to invest for the long term, it retains the right to sell securities regardless of how long they have been held when such action appears advisable to management. High portfolio turnover may involve greater brokerage commissions and other transaction costs which will be born directly by the Fund. In addition, high portfolio turnover may result in increased short term capital gains which, when distributed to shareholders, are treated as ordinary income. The Fund's portfolio turnover rate is not expected to exceed 100%.

MANAGEMENT OF THE FUND

The overall management and responsibility of the business and affairs of the Fund is vested in the Trust's Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Fund, and persons or companies furnishing services to the Fund.

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Investment Adviser. The Fund retains Worldwide Financial Management  Associates,
Inc.,  1521 Alton Rd., Suite 364, Miami Beach,  Florida 33139 (the "Adviser") to
manage  the  Fund's   investments.   The  Fund's   portfolio   manager  is  Kaye
Anderson-Kerr. Ms. Anderson-Kerr, who is responsible for the day to day management of the fund, is the Managing Director and President of the Adviser, which she established in October 1996. Ms. Anderson-Kerr began her career as an account executive with R.J. Steichen & Co. in Feb. 1994. In May of that year, Ms. Anderson-Kerr went to Tuschner & Company where she became a Vice President. From December, 1995 until June, 1996, she was a credit representative with Dayton Hudson Corporation, and from June, 1996 until January, 1997, she was an assistant with the managed asset group of Dain Bosworth, Inc., an investment banker/brokerage firm. She has also served as a financial adviser and consultant to many established and ongoing business operations. Prior to her employment with R.J. Steichen & Co., Ms. Anderson-Kerr was an an associate with Jubilee Investment Corp., a business development company. In addition, she has passed the Series 7 - General Securities, Series 63 - Uniform Blue Sky, Series 24 -General Principal, and the Series 65- Registered Investment Advisor NASD licensing exams. Ms. Anderson-Kerr is also a level I candidate for the Chartered Financial Analyst (CFA) designation.

The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 1.95% of its average daily net assets up to and including $200 million, 1.90% of its average daily net assets from $200 million up to and including $500 million, 1.85% of its average daily net assets from $500 million up to and including $1 billion, and 1.80% of its average daily net assets in excess of $1 billion, minus the amount by which the Fund's total expenses (including organizational expenses, but excluding brokerage, taxes, interest and extraordinary expenses) exceeds 1.95 %. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest and extraordinary expenses. The Fund pays its organizational expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser.

In order to increase the return to investors, the Adviser may voluntarily from time to time, waive or reduce its fees on assets held by the Fund, which would have the effect of lowering the Fund's overall expense ratio and increasing yield to investors during the time such fees are waived or reduced. Fee waivers or reductions, other than set forth in the management agreement or otherwise described in this Prospectus, may be rescinded at any time without further notice to investors.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

Transfer  Agent.  Maxus  Information  Systems,   Inc.  (dba  Mutual  Shareholder
Services), 1301 East 9th Street, Suite 3600, Cleveland, Ohio 44114 (the "Transfer Agent") will serve as the transfer agent and dividend disbursing agent pursuant to the terms of the Transfer Agency Agreement. Services provided will include (but are not limited to): maintaining records of shareholders; providing confirmations of purchases and sales; aggregating, processing and recording purchases and redemptions of shares; processing dividend and distribution payments; and forwarding shareholder communications such as proxies, shareholder reports and dividend notices.

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Administration.  The Trust and Mutual Shareholder  Services have entered into an
Accounting Services and Administration Agreement pursuant to which Mutual Shareholder Services provides accounting and administrative services to the Fund. Services furnished by Mutual Shareholder Services include, among others: maintaining and preserving the records of the Fund, including financial and corporate reports; computing net asset value, dividends, performance data and financial information regarding the Fund; preparing reports; assisting with the preparation and filing with the SEC and state securities regulators of registration statements, notices, reports and other material required to be filed under applicable laws; preparing compliance reports; providing routine accounting services; and providing office facilities and clerical support as well as providing general oversight of other service providers. For its administrative services, Mutual Shareholder Services receives from the Adviser a monthly fee of approximately $225.

Custodian. Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 (the "Custodian"), is custodian of the Fund's investments. As custodian, Star Bank, N.A. acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

Distributor. The Trust retains Maxus Securities Corporation, The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114, to act as the distributor of the Fund's shares in certain states.

HOW TO PURCHASE SHARES

The Fund is "no-load" and shares of the Fund are sold directly to investors on a continuous basis, subject to a minimum initial investment of $5,000 ($2,000 for IRAs and custodial accounts) and minimum subsequent investments of $500. These minimums may be waived at the discretion of the Fund.

Initial Purchase.

By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to Empirical Growth Fund, and mailed to: Mutual Shareholder Services, The Tower at Erieview, 36th floor, 1301 East Ninth St., Cleveland, OH 44114. Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at (800) ___-____ to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                          Star Bank, N.A. Cinti/Trust
                          ABA #0420-0001-3
                          Attn: Empirical Growth Fund
                          D.D.A. #[_________]

                      Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

You are required to mail a signed application to the Transfer Agent at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. The investor's bank may charge a fee for the wire transfer of funds.

Subsequent Purchases. Investors may make additional purchases in the following manner:

By Check. Checks made payable to the Fund should be sent, along with the stub from a previous purchase or sale confirmation, to Mutual Shareholder Services, The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114.

By Wire. Funds may be wired by following the previously discussed wire instructions for an initial purchase.

[By Telephone. Investors may purchase additional shares [up to an amount equal to 3 times the market value of shares held in the shareholder's account in a Fund on the preceding day for which payment has been received,] by telephoning the Transfer Agent, Inc., at 800-___-_____ and identifying their account by number. Shareholders wishing to use this privilege must complete a Telephone Purchase Authorization Form which is available from the Transfer Agent. A confirmation will be mailed and payment must be received within 3 business days of date of purchase. This telephone purchase option may be discontinued without notice.]

Systematic Investment Plan. The Systematic Investment Plan permits investors to purchase shares of the Fund at monthly intervals ($100 minimum per month). Provided the investor's bank or other financial institution allows authomatic withdrawals, shares may be purchased by transferring funds from the account designated by the investor. At the investor's option, the account designated will be debited in the specified amount, and shares will be purchased once a month, on or about the 15th day. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Investors desiring to participate in the Systematic Investment Plan should call the Transfer Agent at 800 ___-____ to obtain the appropriate forms. The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets.

Other Purchase Information. Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

HOW TO REDEEM SHARES

All redemptions will be made at the net asset value next determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. The Fund's Custodian presently charges $13 for each wire redemption. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a securities dealer may be charged a fee by that institution.

By Mail. You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to: Empirical Investment Funds, c/o Mutual Shareholder Services, The Tower at Erieview, 36th Floor, 1301 East Ninth Street, Cleveland, Ohio 44114.

"Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. At the discretion of the Fund or Mutual Shareholder Services, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

By Telephone. You may redeem any part of your account in the Fund by calling the Transfer Agent at (800) ___-____. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Additional Information. If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) ___-____. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

SHARE VALUATION

The net asset value of the Fund's shares is determined as of the close of business of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m. EST) Monday through Friday exclusive of President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, Christmas & New Year's Day. The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. The net asset value per share of the Fund will fluctuate.

Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

INVESTMENT PERFORMANCE

The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Russell Mid-Cap Index and the S&P 500 Index.

DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

The policy of the Fund is to pay dividends from net investment income and distributions of realized capital gains, if any, annually. However, provisions in the Internal Revenue Code of 1986, as amended (the "Code"), may result in additional net investment income and capital gains distributions by the Fund. When you open your account, you should specify on your application how you want to receive your distributions.

Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund intends to pay out substantially all of its investment income and realized capital gains, and intends to be relieved of federal income tax on the amounts distributed to shareholders. Distribution of any net long term capital gains realized by the Fund will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Trustees.

Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

FUNDAMENTAL POLICIES

The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

SHAREHOLDER RIGHTS

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold annual meetings of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Adviser, as of the date of this Prospectus, owns all outstanding shares of the Fund. As a result, the Adviser (and Kaye Anderson-Kerr, because she controls the Adviser) may be deemed to control the Fund.

DISCLAIMER

No person has been authorized to give any information or to make any representation other than those contained in this Prospectus and in the Fund's official sales literature in connection with the offer of the Fund's shares, and if given or made, such other information or representation must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.

                                TABLE OF CONTENTS

SUMMARY OF FUND EXPENSES.....................................................  1

FUND ORGANIZATION............................................................  2

OBJECTIVE AND POLICIES.......................................................  2

MANAGEMENT OF THE FUND.......................................................  4

HOW TO PURCHASE SHARES.......................................................  6

HOW TO REDEEM SHARES.........................................................  8

SHARE VALUATION.............................................................. 10

INVESTMENT PERFORMANCE....................................................... 10

DIVIDENDS, DISTRIBUTIONS AND TAX STATUS...................................... 11

FUNDAMENTAL POLICIES......................................................... 11

SHAREHOLDER RIGHTS........................................................... 11

DISCLAIMER................................................................... 12

                            The Empirical Growth Fund
                            1521 Alton Rd., Suite 364
                              Miami Beach, FL 33139
                              800-________________












                       STATEMENT OF ADDITIONAL INFORMATION







This Statement is not a prospectus, but should be read in conjunction with the Fund's current prospectus dated ______________. To obtain the Prospectus, please write the Fund or call the telephone number that is shown above.

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                            PAGE

Fund Organization..............................................................1
Capital Stock..................................................................1
Additional Information About Fund Investments and Risk Considerations..........2
Investment Limitations.........................................................4
Management of the Fund.........................................................4
Investment Adviser.............................................................6
Trustees & Officers............................................................7
Portfolio Transactions and Brokerage...........................................7
Custodian.....................................................................10
Distributor...................................................................10
Investment Performance........................................................10
Independent Accountants and Financial Statements..............................11
Auditor's Report..............................................................12

                                FUND ORGANIZATION

The Fund is a diversified series of Empirical Investment Funds (the "Trust") a no-load, open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the "1940 Act") and organized under Delaware law as a business trust under a Declaration of Trust dated September 29, 1997. The Declaration of Trust permits the Trust to offer separate series ("Series") of shares. All consideration received by the Trust for shares of any Series and all assets of such Series belong to that portfolio and would be subject to liabilities related thereto. There is currently one Series of the Trust: The Empirical Growth Fund (the "Fund").

                                  CAPITAL STOCK

The Trust has authorized capital of an indefinite number of shares of $.001 par value common stock of all Series in the aggregate. The shares of each Series have equal rights and privileges with all other shares of the Trust. The Board of Trustees is authorized to classify un-issued shares of the Trust by assigning them to a Series for issuance. Additional Series may be offered in the future, but such additional offerings would not affect the interests of current shareholders in the existing Series.

The assets received by each Series on the sale of shares of such Series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to such Series, and constitute assets of such Series. The assets of each Series are required to be segregated on the Series' books of account.

Each share of a Series represents an equal proportionate interest in that Series with each other share and is entitled to its proportionate share of such dividends and distributions out of the income or assets belonging to such Series as are declared by the Board of Trustees. Upon liquidation of any Series, Series shareholders are entitled to share pro rata in the net assets belonging to that Series available for distribution.

Shares of the Fund are fully paid, non-assessable, redeemable and fully transferable. Shares do not have preemptive rights or subscription rights. Each shareholder has one vote for each share held. Voting rights are non-cumulative, which means that holders of a majority of shares can elect all Trustees of the Trust if they so choose.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Objective and Policies").

     A.Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

     B.American Depository Receipts. American Depository Receipts are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund invests in foreign securities, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

                             INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

     i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     ii. Borrowing. The Fund will not borrow money or enter into reverse repurchase agreements.

     iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     iv.  Short  Sales.  The Fund will not  effect  short  sales of  securities.

     v. Options. The Fund will not purchase or sell puts, calls, options or straddles.

     vi. Illiquid Investments. The Fund will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

                             MANAGEMENT OF THE FUND

     The overall management and responsibility of the business and affairs of the Fund is vested in the Trust's Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Fund, and persons or companies furnishing services to the Fund, including the Management Agreement. The Trust is not required to hold and has no current intentions of holding annual shareholders meetings, although special meetings may be called for purposes such as changing fundamental policies.

                               INVESTMENT ADVISER

     Responsibility for overall management of the Fund rests with its Board of Trustees in accordance with Delaware law. Professional investment supervision is provided by the Investment Adviser, Worldwide Financial Management Associates, Inc., 300 South Pointe Drive, Suite 4306, Miami Beach, FL 33139.

     Under the terms of the Management Agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the operating expenses of the Fund except brokerage, taxes, interest and extraordinary expenses. The Fund pays its organizational expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee, payable monthly, equal to an annual average rate of 1.95% of its average daily net assets up to and including $200 million, 1.90% of its average daily net assets from $200 million up to and including $500 million, 1.85% of its average daily net assets from $500 million up to and including $1 billion, and 1.80% of its average daily net assets in excess of $1 billion, minus the amount by which the Fund's total expenses (including organizational expenses, but excluding brokerage, taxes, interest and extraordinary expenses) exceeds 1.95%. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future.

The Adviser retains the right to use the name "Empirical" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Empirical" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

The Adviser  may make  payments to banks or other  financial  institutions  that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

                              TRUSTEES AND OFFICERS

The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, a defined in the Investment Company Act of 1940, is indicated by an asterisk.

--------------------------------------------------------------------------------
Name, Age & Address        Position    Principal Occupations During Past 5 Years
--------------------------------------------------------------------------------

*Kaye Anderson-Kerr        President,  President and Trustee of Worldwide
 Age: 27                   Treasurer,  Financial Management Associates,  Inc.,
 1521 Alton Rd., Suite 364 Trustee     the Fund's Advisor; Managed Asset Group
 Miami Beach,  FL 33139                Assistant  at Dain  Bosworth,  Inc.,
                                       an investment banker/brokerage firm, from
                                       1996 to 1997; Credit Representative at
                                       Dayton Hudson Corp., a retail  operator,
                                       from 1995 to 1996;  Vice President and
                                       Account Executive  at Tuschner & Company,
                                       Inc., an investment banker/brokerage
                                       firm, from 1994 to 1995; Account
                                       Executive at R.J. Steichen & Co., an
                                       investment banker/brokerage firm,
                                       from  February,   1994  to  June,
                                       1994;  New  Business  Development
                                       Associate  at Jubilee  Investment
                                       Corp.,  a  business   development
                                       company, from 1993 to 1994.

Reza Jalali Bidgoli        Trustee     President of Sabet Investment  Corp., a
Age:  34                               real estate holding  company, since 1987.
7213 NW 12th Street
Miami, FL  33126


David A. Shea III          Trustee     President of Shea Architects since 1978;
Age:  51                               Partner of Genesis Architects from 1995
100 N. Sixth St., Suite 650C           to 1998.
Minneapolis, MN  55403


Diana Sosa-Gonzalez        Secretary   Vice President of Hotels Ocean Drive,
Age:  34                               Inc., a development corporation;
436 Ocean Drive                        Department Manager with the Federal
Miami Beach, FL  33139                 Reserve Bank of Atlanta.


     Trustee fees are Trust expenses and each series of the Trust is responsible for a portion of the Trustee fees. The following table estimates the Trustees' compensation for the first fiscal year of the Trust ending January 31, 1999.

                Name                      Total Compensation from Trust
                                       (the Trust is not in a Fund Complex)

           Kaye Anderson-Kerr                            $0
           Reza Jalali Bidgoli                       $2,000
           David A. Shea III                         $2,000

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

                                    CUSTODIAN

Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. As Custodian, Star Bank, N.A. acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereof, disburses funds at the Fund's request and maintains records in connection with its duties.

                                   DISTRIBUTOR

Maxus Securities Corporation, 1301 East 9th Street, Suite 3600, Cleveland, Ohio 44114, is an agent for distribution of shares of the Fund in certain states. The distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

                             INVESTMENT PERFORMANCE

"Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                   P(1+T)n=ERV

Where:   P      =       a hypothetical $1,000 initial investment
         T      =       average annual total return
         n      =       number of years
       ERV      =       ending redeemable  value at  the end  of  the applicable
                        period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Russell Midcap Index.

In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

                INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

McCurdy & Associates C.P.A's, Inc. serves as the Trust's independent accountants. The Trust's statement of assets and liabilities as of April 22, 1998, have been audited by McCurdy & Associates CPA's, Inc., whose address is 27955 Clemens Road Westlake, Ohio 44145. Such statement and accompanying notes are set forth below.

                 [Letterhead-McCurdy & Associates CPA's, Inc.]


To The Shareholders and Trustees
The Empirical Investment Funds

We have audited the accompanying statement of assets and liabilities of the Empirical Investment Funds (comprised of the Empirical Growth Fund) as of April 22, 1998. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of April 22, 1998, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Empirical Growth Fund as of April 22, 1998, in conformity with generally accepted accounting principles.




/s/
McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
April 22, 1998

                           EMPIRICAL INVESTMENT FUNDS
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 22, 1998




                                             Empirical
                                            Growth Fund

ASSETS:
  Cash in Bank                                $100,000
  Organization Costs                            44,552
                                              --------
    Total Assets                               144,552
                                              --------


LIABILITIES:
  Note Payable                                  44,552
                                              --------
    Total Liabilities                           44,552
                                              --------


NET ASSETS                                    $100,000
                                              --------

NET ASSETS CONSIST OF:
  Capital Paid In                             $100,000
                                              --------

OUTSTANDING SHARES
  Unlimited Number of Shares
  Authorized Without Par Value                  10,000


NET ASSET VALUE PER SHARE                          $10

OFFERING PRICE PER SHARE                           $10



                          See Accountants' Audit Report

                           EMPIRICAL INVESTMENT FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                 April 22, 1998


1.  ORGANIZATION
    Empirical Investment Funds (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Delaware by a Declaration of Trust dated September 29, 1997. The Declaration of Trust provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and which presently consist of one series of shares for the Empirical Growth Fund.

    The Fund uses an independent custodian and transfer agent. No transactions other than those relating to organizational matters and the sale of 10,000 Shares of the Empirical Growth Fund have taken place to date.

2.  RELATED PARTY TRANSACTIONS
    As of April 22, 1998, all of the outstanding shares of the Fund were owned by Worldwide Financial Management Associates, Inc. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940
    Act) of the Fund. Worldwide Financial Management Associates, Inc. is controlled by Kaye Anderson-Kerr the President and Treasurer of the Fund.

    Worldwide Financial Management Associates, Inc., the Fund's investment adviser, is registered as an investment adviser under the Investment Advisers Act of 1940.

    As compensation for Worldwide Financial Management Associates, Inc.'s services rendered to the Fund, such Fund pays a fee, computed and paid monthly, at an annual rate of 1.95% on up to and including $200 million of assets; 1.90% from $200 million to $500 million of assets; 1.85% from $500 million to $1 billion of assets; and 1.80% on all assets in excess of $1 billion minus the amount by which the Fund's total expenses (excluding brokerage, taxes, interest, and extraordinary expenses) exceeds 1.95%.

    3.  CAPITAL STOCK AND DISTRIBUTION
    At April 22, 1998, an unlimited number of shares were authorized and paid in capital amounted to $100,000 for the Empirical Growth Fund. Transactions in capital stock were as follows:

    Shares Sold:
      The Empirical Growth Fund                    10,000

    Shares Redeemed:
      The Empirical Growth Fund                         0

    Net Increase:
      The Empirical Growth Fund                    10,000

    Shares Outstanding:
      The Empirical Growth Fund                    10,000

4.  NOTE PAYABLE
    The note payable consists of a 6% demand note payable to Worldwide Financial Management Associates, Inc.

    This note is stated at cost. The Fund does not believe it is practicable to estimate fair value as the cost to provide such value would exceed the benefit.

5.  ORGANIZATION COSTS
    Organization costs are being amortized on a straight line basis over a five-year period.

    In the event the initial shareholders redeem their funds prior to the time that the organization costs have been fully amortized, the redemptions will be reduced by an amount equal to the unamortized portion of the organization costs.

                           Empirical Investment Funds

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

                  (a)     Financial Statements

                          Included in Part A:  None

                          Included in Part B: Statement of Assets and Liabilities as of April 22, 1998 and Report of Independent Public Accountants for the Empirical Growth Fund.

                  (b)     Exhibits

                          (1) Copy of Registrant's Amended and Restated Declaration of Trust, which was filed as an exhibit to Registrant's Registration Statement, is hereby incorporated by reference.


                          (2) Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's
                                    Registration     Statement,     is    hereby
                                    incorporated by reference.

                          (3)       Voting Trust Agreements - None.

                          (4)       Specimen of Share Certificates - None.

                          (5)       Copy of  Registrant's  Management  Agreement
                                    with  its   Adviser,   Worldwide   Financial
                                    Management   Associates,   Inc.,   is  filed
                                    herewith.

                          (6) Copy of Registrant's Underwriting Agreement with Maxus Securities Corporation is filed herewith.

                          (7) Bonus, Profit Sharing, Pension or Similar Contracts for the benefit of Directors or Officers - None.

                          (8) Copy of Registrant's Custody Agreement with Star Bank, N.A. is filed herewith.

                          (9)       Copy    of    Registrant's    Administration
                                    Agreement  with Maxus  Information  Systems,
                                    Inc. is filed herewith.

                          (10) Opinion and Consent of Richards, Layton & Finger P.A. is filed herewith.

                          (11) Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

                          (12)      Financial  Statements Omitted from Item 23 -
                                    None.

                          (13) Copy of Letter of Initial Stockholders is filed herewith.

                          (14) Model Plan used in Establishment of any Retirement Plan - None.

                          (15)      12b-1 Distribution Expense Plan - None.

                          (16) Schedule for Computation of Each Performance Quotation - None.

                          (17)      Financial Data Schedule is filed herewith.

                          (18)      Rule 18f-3 Plan - None.

                          (19) (i) Power of Attorney for Registrant and Certificate with respect thereto are filed herewith.

                                    (ii) Powers of  Attorney  for  Trustees  and
                                    Officers are filed herewith.

Item 25. Persons Controlled by or Under Common Control with the Registrant

                  As of April 15, 1998, Worldwide Financial Management Associates, Inc., the Fund's Adviser, owned all of the outstanding shares of the Fund. As sole shareholder of the Adviser, Kaye Anderson-Kerr may be deemed to control the Registrant and the Adviser.

Item 26. Number of Holders of Securities (as of April 15, 1998)

                  Title of Class                     Number of Record Holders

                  Empirical Growth Fund                          1

Item 27.          Indemnification

                  (a) Article VII of Registrant's Amended and Restated Declaration of Trust and Article VI of Registrant's By-Laws provide for indemnification of officers and Trustees as follows:

                          Article VII of Registrant's Amended and Restated Declaration of Trust:

                                            Section   2.   Indemnification   and
                                    Limitation of Liability.  The Trustees shall
                                    not be  responsible  or  liable in any event
                                    for  any  neglect  or   wrong-doing  of  any
                                    officer,   agent,   employee,   Manager   or
                                    Principal  Underwriter  of  the  Trust,  nor
                                    shall any Trustee be responsible for the act
                                    or  omission of any other  Trustee,  and the
                                    Trust out of its assets shall  indemnify and
                                    hold  harmless  each and every  Trustee from
                                    and  against  any and all claims and demands
                                    whatsoever arising out of or related to each
                                    Trustee's  performance  of his or her duties
                                    as a Trustee  of the  Trust;  provided  that
                                    nothing herein  contained  shall  indemnify,
                                    hold harmless or protect any Trustee from or
                                    against  any  liability  to the Trust or any
                                    Shareholder   to  which  he  or  she   would
                                    otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                                    Every  note,  bond,  contract,   instrument,
                                    certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

                                    Article VI of Registrant's By-Laws:

                                    Section 2. Actions Other Than By Trust. This
                                    Trust shall  indemnify any person who was or
                                    is a  party  or is  threatened  to be made a
                                    party  to  any  proceeding  (other  than  an
                                    action by or in the right of this  Trust) by
                                    reason of the fact  that  such  person is or
                                    was  an   agent  of  this   Trust,   against
                                    expenses,  judgments, fines, settlements and
                                    other   amounts   actually  and   reasonably
                                    incurred in connection with such proceeding,
                                    if it is  determined  that  person  acted in
                                    good faith and reasonably  believed:  (a) in
                                    the case of conduct in his official capacity
                                    as a Trustee of the Trust,  that his conduct
                                    was in the Trust's best interests and (b) in
                                    all other  cases,  that his  conduct  was at
                                    least  not  opposed  to  the  Trust's   best
                                    interests  and (c) in the case of a criminal
                                    proceeding,  that he had no reasonable cause
                                    to believe  the  conduct of that  person was
                                    unlawful.  The termination of any proceeding
                                    by judgment,  order, settlement,  conviction
                                    or  upon a plea of  nolo  contendere  or its
                                    equivalent  shall  not of  itself  create  a
                                    presumption  that the  person did not act in
                                    good faith and in a manner  which the person
                                    reasonably   believed  to  be  in  the  best
                                    interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

                                    Section 3. Actions By The Trust.  This Trust
                                    shall  indemnify  any person who was or is a
                                    party or is threatened to be made a party to
                                    any threatened,  pending or completed action
                                    by or in the right of this  Trust to procure
                                    a  judgment  in its  favor by  reason of the
                                    fact  that the  person is or was an agent of
                                    this Trust,  against  expenses  actually and
                                    reasonably   incurred   by  that  person  in
                                    connection with the defense or settlement of
                                    that  action  if that  person  acted in good
                                    faith,  in a manner that person  believed to
                                    be in the best  interests  of this Trust and
                                    with   such   care,   including   reasonable
                                    inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

                                    Section  7.  Advance of  Expenses.  Expenses
                                    incurred in defending any  proceeding may be
                                    advanced  by this  Trust  before  the  final
                                    disposition of the  proceeding  provided (a)
                                    receipt  of a  written  affirmation  by  the
                                    Trustee of his good faith belief that he has
                                    met the  standard of conduct  necessary  for
                                    indemnification  under  this  Article  and a
                                    written  undertaking  by or on behalf of the
                                    agent,  such undertaking  being an unlimited
                                    general  obligation  to repay the  amount of
                                    the advance if it is  ultimately  determined
                                    that he has not met those requirements,  and
                                    (b) a  determination  that  the  facts  then
                                    known  to  those  making  the  determination
                                    would  not  preclude  indemnification  under
                                    this     Article.     Determinations     and
                                    authorizations   of   payments   under  this
                                    Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

                  (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Adviser, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

                  (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Amended and Restated Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnifications against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser

                  (a) Worldwide Financial Management Associates, Inc., 1521 Alton Rd., Suite 364, Miami Beach, FL 33139 ("Worldwide"), adviser to Empirical Investment Funds, is a registered investment adviser.

                          (1) Worldwide has engaged in no other business  during
                              the past two fiscal years.

                          (2) The  following  list sets forth other  substantial
                              business activities of the directors and officers of Worldwide during the past two years:

                                    (i)     Kaye   Anderson-Kerr,  President  of
                                            Worldwide, was a Managed Asset Group
                                            Assistant  for  Dain  Bosworth, Inc.
                                            from 1996-1997.

Item 29.          Principal Underwriters

                  (a) Maxus Securities Corp., the Registrant's underwriter, acts as underwriter for Maxus Income Fund, Maxus Ohio Heartland Fund, Maxus Aggressive Value Fund, Maxus Equity Fund and Maxus Laureate Fund, 28601 Chagrin Blvd., Suite 500, Cleveland, Ohio 44122, and Jhaveri Value Fund, 18820 High Parkway, Cleveland, Ohio 44116.

                  (b) The following list sets forth the business address, and positions with the Underwriter and Registrant, of each director and officer of the Underwriter.

                          (1) Richard A. Barone, 28601 Chagrin Blvd., Suite 500,
                              Cleveland, Ohio 44122.

                                    (a)      President, Treasurer and a Director
                                             of Maxus Securities Corp.
                                    (b)      No positions with the Registrant.

                          (2) Robert W. Curtin,  28601 Chagrin Blvd., Suite 500,
                              Cleveland, Ohio 44122.

                                    (a)     Secretary  and a  Director  of Maxus
                                            Securities Corp.
                                    (b)     No positions with the Registrant.

                          (3) Robert F.  Pincus, 28601 Chagrin Blvd., Suite 500,
                              Cleveland, Ohio 44122.
                                    (a)     Vice President and Director of Maxus
                                            Securities Corp.
                                    (b)     No positions with the Registrant.

Item 30. Location of Accounts and Records

                  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1521 Alton Rd., Suite 364, Miami Beach, FL 33139 and/or by the Registrant's Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or transfer and shareholder service agent, Maxus Information Systems, Inc., 28601 Chagrin Blvd., Suite 500, Cleveland, Ohio 44122.

Item 31. Management Services Not Discussed in Parts A or B

                  None.

Item 32. Undertakings

                  (a)     Not Applicable.

                  (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 30th day of April, 1998.


                                                    Empirical Investment Funds


                                                    By: /s/
                                                        Donald S. Mendelsohn,
                                                        Attorney-in-fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Kaye Anderson-Kerr,                                 By: /s/
President, Treasurer and Trustee                        Donald S. Mendelsohn,
                                                        Attorney-in-fact

David A. Shea, III,                                 April 30, 1998
Trustee

Reza Jalali Bidgoli,
Trustee

                                  EXHIBIT INDEX


1.       Management Agreement...........................................EX-99.B5

2.       Underwriting Agreement.........................................EX-99.B6

3.       Custody Agreement..............................................EX-99.B8

4.       Administration Agreement.......................................EX-99.B9

5.       Opinion of Richards, Layton & Finger P.A......................EX-99.B10

6.       Consent of McCurdy & Associates CPA's, Inc....................EX-99.B11

7.       Letter of Initial Stockholders................................EX-99.B13

8.       Financial Data Schedule.......................................EX-99.B17

9.       Powers of Attorney............................................EX-99.POA